Fair Value of Other Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 7.6	$ 4.7
Notes Receivable - Fair Value	7.6	4.7
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	10,487.3	7,124.3
Debt Obligations - Fair Value	10,596.7	7,560.0
Senior Notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	10,195.4	7,019.5
Debt Obligations - Fair Value	10,304.8	7,455.2
U.S. Commercial Paper Program [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	250.0	50.0
Debt Obligations - Fair Value	250.0	50.0
Other Debt [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	41.9	54.8
Debt Obligations - Fair Value	$ 41.9	$ 54.8